RENTAL INCOME (Details)	Dec. 31, 2016 USD ($)
LEASE INCOME [Line Items]
2017	$ 2,804,126
2018	1,103,683
2019	31,025
Operating Leases, Future Minimum Payments Receivable, Total	$ 3,938,834